Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 5,572	$ 6,209	$ 5,372
Theoretical tax expense	1,281	1,428	1,343
Less - tax benefits arising from Technologic Preferred Enterprise or Approved Enterprise status, see b. above	(772)	(1,110)	(208)
Theoretical tax expense net of tax benefits	509	318	1,135
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	44	41	42
Changes in valuation allowance	(106)	244	373
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(9)	(6)	(381)
Taxes on income for the reported years:	438	597	1,169
As follows:
Taxable in Israel	4,751	5,162	4,406
Taxable outside Israel	821	1,047	966
Total	$ 5,572	$ 6,209	$ 5,372